Earnings per share and shares in issue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [line items]
Costs for repurchase of ordinary shares	$ 90	$ 0	$ 200	$ 0
Ordinary Shares
Earnings per share [line items]
Ordinary share repurchase (in shares)	11,000,000
Costs for repurchase of ordinary shares	$ 80
Share capital issued (in shares)	19,982,540,709	19,751,491,901	19,982,540,709	19,751,491,901
Shares held in treasury (in shares)	1,377,156,087	1,483,428,207	1,377,156,087	1,483,428,207